Annual Total Returns[BarChart] - PGIM Short Duration Multi-Sector Bond Fund - Z	2014	2015	2016	2017	2018	2019	2020
Total	1.65%	0.22%	3.76%	3.96%	0.94%	6.56%	3.96%